Debt	3 Months Ended
Mar. 31, 2014
Debt Disclosure [Abstract]
Debt

7. Debt

Debt consists of (in millions):

	March 31,	December 31,
	2014	2013
Senior Notes, interest at 6.125% payable semiannually, principal due on August 15, 2015	$151	$151
Senior Notes, interest at 1.35% payable semiannually, principal due on December 1, 2017	500	500
Senior Notes, interest at 2.6% payable semiannually, principal due on December 1, 2022	1,396	1,396
Senior Notes, interest at 3.95% payable semiannually, principal due on December 1, 2042	1,096	1,096
Other	6	7

Total debt	3,149	3,150
Less current portion	—	1

Long-term debt	$3,149	$3,149

The Company has a $3.5 billion, five-year unsecured revolving credit facility which expires September 28, 2018. The Company also has a commercial paper program that is supported by its revolving credit facility. At March 31, 2014, the Company had no commercial paper borrowings and no borrowings against its revolving credit facility. Funds available under the Company’s revolving credit facility were $2,509 million due to $991 million in outstanding letters of credit issued under the facility. Interest under this multicurrency facility is based upon LIBOR, NIBOR or EURIBOR plus 0.875% subject to a ratings-based grid, or the prime rate. The credit facility contains a financial covenant regarding maximum debt to capitalization and the Company was in compliance at March 31, 2014.

The Company also had $3,223 million of additional outstanding letters of credit at March 31, 2014, primarily in Norway, that are under various bilateral committed letter of credit facilities. Other letters of credit are issued as bid bonds and performance bonds.

The fair value of the Company’s debt is estimated using Level 2 inputs in the fair value hierarchy and is based on quoted prices for those or similar instruments. At March 31, 2014 and December 31, 2013, the fair value of the Company’s unsecured Senior Notes approximated $2,999 million and $2,896 million, respectively. At both March 31, 2014 and December 31, 2013, the carrying value of the Company’s unsecured Senior Notes approximated $3,143 million.